Stockholders Equity (Details 1) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Stockholders Equity
Number of shares warrant outstanding beginning balance	471,858	631
Number of shares warrants, Granted	65,625	1,192,727
Number of shares warrants, Exercised	(56,250)	(721,500)
Effect of reverse split and adjustments	492,548
Number of shares Warrant outstanding ending balance	973,781	471,858
Weighted average exercise price per Share outstanding beginning balance	$ 7.04	$ 480.00
Weighted average exercise price per Share Granted	0	0
Weighted average exercise price per Share Exercised	0	0
Weighted average exercise price per Share outstanding ending balance	$ 3.27	$ 7.04
Weighted average life years per Share outstanding beginning balance	4 years 9 months 29 days	1 year 10 months 24 days
Weighted average life years per Share outstanding ending balance	4 years 4 months 20 days	7 years 9 months 29 days